Annual Total Returns [BarChart] - Nuveen Missouri Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	2.94%
Annual Return 2011	11.42%
Annual Return 2012	8.16%
Annual Return 2013	(3.53%)
Annual Return 2014	10.43%
Annual Return 2015	3.55%
Annual Return 2016	1.06%
Annual Return 2017	5.11%
Annual Return 2018	1.12%
Annual Return 2019	7.24%